Income Taxes (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Income Taxes (Details) [Line Items]
Accumulated federal losses	$ 30,154
Federal net loss carryforward	1,642
Net loss carryforwards	28,512
Accumulated state losses	$ 21,664
Operating [Member]
Income Taxes (Details) [Line Items]
Ownership percentage	50.00%